Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Lotus Technology Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001962746
Amendment Flag	false